Income Taxes (Details 2)	8 Months Ended
Dec. 31, 2015
Effective Income Tax Rate Reconciliation Federal Income Tax Rate [Line Items]
Statutory federal income tax rate	34.00%
State and local taxes, net of federal tax benefit	11.50%
Change in valuation allowance	(45.50%)
Income tax provision (benefit)	0.00%